Net Debt (Tables)	6 Months Ended
Jun. 30, 2020
Net Debt
Schedule of Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2020	flow	& other	movements	2020
	$m	$m	$m	$m	$m
Non-current instalments of loans	(15,730)	-	550	30	(15,150)
Non-current instalments of leases	(487)	-	11	11	(465)
Total long-term debt	(16,217)	-	561	41	(15,615)
Current instalments of loans	(1,597)	-	(556)	(6)	(2,159)
Current instalments of leases	(188)	117	(107)	4	(174)
Commercial paper	-	(1,262)	-	-	(1,262)
Bank collateral	(71)	(34)	-	-	(105)
Other short-term borrowings excluding overdrafts	(8)	(57)	-	1	(64)
Overdraft	(146)	(230)	-	8	(368)
Total current debt	(2,010)	(1,466)	(663)	7	(4,132)
Gross borrowings	(18,227)	(1,466)	(102)	48	(19,747)
Net derivative financial instruments	43	93	(154)	-	(18)
Net borrowings	(18,184)	(1,373)	(256)	48	(19,765)
Cash and cash equivalents	5,369	330	-	(26)	5,673
Other investments - current	849	(463)	62	(6)	442
Other investments - non-current	62	-	(62)	-	-
Cash and investments	6,280	(133)	-	(32)	6,115
Net Debt	(11,904)	(1,506)	(256)	16	(13,650)